LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts - Insurance Contracts and Participating Investment Contracts [Member] - GBP (£)
£ in Millions
	Dec. 31, 2018		Dec. 31, 2017
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	£ 98,145		£ 102,837
Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	98,874		103,413	[1]
Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	(729)	[1]	(576)	[2]
Life insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	97,562		102,267
Life insurance contracts [member] | Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	98,278		102,830	[1]
Life insurance contracts [member] | Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	(716)	[1]	(563)	[2]
Life insurance contracts [member] | Types of insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	83,650		86,386
Life insurance contracts [member] | Types of insurance contracts [member] | Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	84,366		86,949	[1]
Life insurance contracts [member] | Types of insurance contracts [member] | Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	(716)	[1]	(563)	[2]
Life insurance contracts [member] | Participating investment contracts [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	13,912		15,881
Life insurance contracts [member] | Participating investment contracts [Member] | Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	13,912		15,881	[1]
Life insurance contracts [member] | Participating investment contracts [Member] | Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		[1]		[2]
Non-life insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	583		570
Non-life insurance contracts [member] | Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	596		583	[1]
Non-life insurance contracts [member] | Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	(13)	[1]	(13)	[2]
Non-life insurance contracts [member] | Unearned premiums [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	329		345
Non-life insurance contracts [member] | Unearned premiums [Member] | Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	342		358	[1]
Non-life insurance contracts [member] | Unearned premiums [Member] | Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	(13)	[1]	(13)	[2]
Non-life insurance contracts [member] | Claims outstanding [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	254		225
Non-life insurance contracts [member] | Claims outstanding [Member] | Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	254		225	[1]
Non-life insurance contracts [member] | Claims outstanding [Member] | Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		[1]		[2]

[1]	During the year the Group has reviewed the classification of pre-2007 unitised pension savings products and as a result these products have been reclassified from insurance contracts to participating investment contracts; comparatives have been restated accordingly.
[2]	Reinsurance balances are reported within other assets (note 27).